Condensed Statements of Cash Flows - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
SUPPLEMENTAL DISCLOSURES
Cash paid for income taxes				$ 400,377
OPERATING ACTIVITIES
Net loss	$ (3,452,775)	$ (1,401,775)	$ (1,107,730)	(2,774,307)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation			95,200
Change in fair value of warrant liability and related party note	8,535	(389,550)	30,627	(384,108)
Interest earned on cash and marketable securities held in Trust Account	(1,233,519)	(1,285,818)	(5,978)	(1,630,398)
Amortization on debt discount on note payable to related party	159,752			17,914
Change in operating assets and liabilities:
Prepaid expenses and other current assets	164,468	380,920	(740,241)	567,733
Other long-term assets		165,230	(165,230)	165,230
Payable to related parties	655,379	538,986	72,857	708,704
Accounts payable	427,256	202,581	3,100	166,964
Accrued legal fees	1,342,963	900,415	225,146	1,931,891
Accrued liabilities	584,156	(150,755)	220,755	(117,411)
Other current liabilities	20,457	380,677	1,783	86,238
Net cash used in operating activities	(1,323,328)	(659,089)	(1,369,711)	(1,261,550)
INVESTING ACTIVITIES
Investment of cash in Trust Account	(920,000)	(160,000)	(232,300,000)	(640,000)
Cash withdrawn from Trust Account	20,839,611	192,881,509		192,881,509
Net cash provided by investing activities	19,919,611	192,721,509	(232,300,000)	192,241,509
FINANCING ACTIVITIES
Proceeds from sale of common stock to Founders			25,000
Proceeds from sale of Public Units, net of underwriting discounts paid			226,850,000
Repayment of borrowings from related parties			(133,465)
Payment of offering costs		(85,000)	(733,740)	(85,000)
Borrowings from related parties	920,000	160,000	133,465	640,000
Borrowings from related parties at fair value	805,000	65,000		260,000
Redemption of Public Units	(20,277,625)	(192,138,312)		(192,138,312)
Net cash used in financing activities	(18,552,625)	(191,998,312)	234,091,260	(191,323,312)
Net increase in cash during period	43,658	64,108	421,549	(343,353)
Cash, beginning of period	78,196	421,549		421,549
Cash, end of period	121,854	485,657	421,549	78,196
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Change in value of common stock subject to possible redemption	1,571,076	$ 704,404	15,497,935	1,440,963
Waiver of deferred underwriting fees	6,440,000
Offering costs included in accrued liabilities			85,000
Fair value of warrant liability			382,773
Debt discount on note payable to related party	$ 186,369			$ 54,034
Offering costs included in accounts payable			25,000
Deferred underwriting fee payable upon business combination			9,200,000
Founders
FINANCING ACTIVITIES
Proceeds from sale of Private Placement Units			$ 7,950,000